Summary of Significant Accounting Policies - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Cash Equivalents Restricted Cash And Restricted Cash Equivalents [Abstract]
Cash and cash equivalents per balance sheet	$ 81,809	$ 116,049		$ 18,214
Restricted cash per balance sheet		78		58
Cash, cash equivalents and restricted cash per cash flow	$ 81,929	$ 116,127	$ 20,960	$ 18,272	$ 14,949	$ 17,848